Note 15 - Segment Data	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 12. SEGMENT DATA

We currently have one reportable segment: Water Management. However, we previously had two reportable segments: Water Management and Biomass. We have entered an agreement to sell the Biomass project with closing set for March 15, 2015. Since we are planning on selling this segment within the next 12 months, we have classified the Biomass assets as held for sale as of March 31, 2014.

The total assets for the Company’s one reporting segment are the total assets less the assets held for sale on the balance sheet. The capital expenditures for the single segment are noted on the cash flow statement.

See Note 3 – Discontinued Operations and Assets Held for Sale for more information.

NOTE15. SEGMENTDATA

We currently have two reportable segments: Water Management and Biomass. They are managed separately because each business unit potentially requires different technology, marketing strategies and personnel. Our Biomass segment has not left the development stage. We have entered an agreement to sell the Biomass project with closing set for March 15, 2015.

Our Water Management segment is currently in operation and has a number of projects under development. Our corporate resources are mainly focused on the Water Management business and will not be reduced as a result of the sale of the biomass facility; therefore, the previously reported segment for Unallocated Corporate is included in the Water Management segment for 2013.

On May 14, 2007, we acquired an inactive 18.5 megawatt (“MW”) (nameplate capacity) biomass plant located in Southern California. The plant is owned by our wholly-owned subsidiary, GreenHunter Mesquite Lake, Inc. (“Mesquite Lake”), which was formed for the purpose of operating and owning assets which convert waste material to electricity. We began refurbishing this bio-mass plant during July 2008 but ceased work during the fourth quarter of 2008 when we were informed that certain required permits at the facility were not in place. On August 19, 2009 we entered into a power purchase agreement with a major public utility based in Southern California. During 2012, the Company determined that it had insufficient time resources and a different business plan altogether which prevented the Company from continuing the development of the Mesquite Lake Biomass Project. As a result, management believes the carrying value of the asset is greater than the value that might be realized by the development or sale of the asset. The Company believes the fair value of the asset without a viable power purchase agreement which expired on March 31, 2013 should be its salvage value. We obtained an independent evaluation of the asset’s salvage value as of December 31, 2012, which was $2.0 million. The total carrying value of the project net assets prior to recording an impairment to its value was $17.9 million. The Company recorded an impairment of asset value of $12.9 million at September 30, 2012 and a further impairment of $3.0 million to reflect its salvage value at December 31, 2012. We recorded no impairments during 2013. On December 23, 2013, the Company entered into a letter of intent to sell the biomass plant, which included a non-refundable fee of $25 thousand that granted the buyer an exclusive right to purchase the property through February 15, 2014. On February 19, 2014, GreenHunter Mesquite Lake entered an agreement to sell the Mesquite Lake Biomass Project to ML Energy Park, LLC for $2.0 million. The closing is scheduled for March 15, 2015. The prospective buyer made an initial payment of $50 thousand as earnest money deposit and will continue to pay $50 thousand per month for a year or until deciding to purchase the property. The monthly payments and the initial $25 thousand fee are non-refundable, but will be applied to the purchase if it is ultimately consummated.

The accounting policies for our segments are the same as those described in Note 3. There are no intersegment revenues or expenses. The assets held for sale are included in the Water Management segment for both 2013 and 2012.

Segment data for the two years ended December 31, 2013 and 2012 follows:

	For the Year Ended December 31, 2013
	Unallocated Corporate	Water Management	BioMass	TOTAL
Total Revenues	$—	$25,737,457	$—	$25,737,457
Cost of services provided	—	18,725,258	—	18,725,258
Depreciation expense	—	2,884,286	—	2,884,286
Selling, general and administrative, including stock compensation	—	8,878,407	8,571	8,886,978

Operating loss	—	(4,750,494)	(8,571)	(4,759,065)
Other income and (expense)	—	1,385,583	903,379	2,288,962

Income tax expense	—	7,000	—	7,000

Income (loss) from continuing operations	$—	$(3,371,911)	$894,808	$(2,477,103)

Total Assets	$—	$46,050,800	$1,975,000	$48,025,800

Additions to long-lived assets	$—	$10,956,214	$—	$10,956,214

	For the Year Ended December 31, 2012
	Unallocated Corporate	Water Management	BioMass	TOTAL
Total Revenues	$—	$16,937,972	$—	$16,937,972
Cost of services provided	—	9,421,990	—	9,421,990
Depreciation expense	151,689	1,590,048	—	1,741,737
Impairment of biomass project	—	—	15,873,013	15,873,013
Selling, general and administrative, including stock compensation	8,176,815	1,772,302	51,529	10,000,646

Operating income (loss)	(8,328,504)	4,153,632	(15,924,542)	(20,099,414)
Other income and (expense)	(90,253)	(233,323)	—	(323,576)

Income tax expense	—	5,000	—	5,000

Income (loss) from continuing operations	$(8,418,757)	$3,915,309	$(15,924,542)	$(20,427,990)

Total Assets	$5,657,921	$45,197,305	$2,000,000	$52,855,226

Additions to long-lived assets	$82,412	$12,126,892	$—	$12,209,304